Equity	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Equity
Note 16 - Equity

A.	Composition of share capital

	December 31, 2021			December 31, 2020			December 31, 2019
		Issued and			Issued and			Issued and
	Authorized	Outstanding(1)		Authorized	outstanding(1)		Authorized	Outstanding
Number of shares

Ordinary shares Of NIS 10.00 par value each	17,000,000	12,849,295	(1)	17,000,000	12,652,094	(1)	17,000,000	11,479,094	(1)

(1)
Net of 258,046 Ordinary shares held as treasury shares as of December 31, 2021, 2020 and 2019, all of which have been purchased according to share buyback programs that were authorized the Company's Board of Directors.

On July 17, 2019, the Company issued 800,000 ordinary shares to several Israeli qualified investors in a private placement undertaken in accordance with Regulation S of the Securities Act. The price per share was set at NIS 39.20 and net proceeds were approximately NIS 31,100 thousand (approximately €7,807 thousand based on the Euro /NIS exchange rate at that time) (net of related expenses such as consultancy fee and commissions of approximately NIS 200 thousand (approximately €50 thousand based on the Euro /NIS exchange rate at that time).

In February 2020, the Company issued 715,000 ordinary shares and warrants to purchase an additional 178,750 ordinary shares to several Israeli institutional investors in a private placement undertaken in accordance with Regulation S of the Securities Act of 1933, as amended. The price per share was set at NIS 70 (approximately €18.9 based on the Euro /NIS exchange rate at that time). The warrants are exercisable for a period of one year, with an exercise price of NIS 80 (approximately €21.6) per ordinary share. The gross proceeds to the Company in connection with the private placement were NIS 50.05 million (approximately €13.5 million based on the Euro /NIS exchange rate at that time). Of the total proceeds, an amount of approximately NIS 1,182 million (approximately €320 thousand based on the Euro/NIS exchange rate at that time) was recognized in other liabilities in connection with these warrants. All of the warrants were exercised during January and February 2021. As a result of the exercises, the Company received gross proceeds of NIS 14,300 thousand (approximately €3,873 thousand based on the Euro /NIS exchange rate at that time).

On July 20, 2020, the Company issued 450,000 ordinary shares to several Israeli qualified investors in a private placement undertaken in accordance with Regulation S. The price per share was NIS 70.5 (approximately €18 based on the Euro/NIS exchange rate at that time) and received gross proceeds of approximately NIS 31,725 thousand (approximately €8,097 thousand based on the Euro/NIS exchange rate at that time).

On October 26, 2020, the Company completed a public offering in Israel of additional Series C Debenture (see Note 12B) with an aggregate principal amount of NIS 154 million (approximately €38.5 million based on the Euro/NIS exchange rate at that time) (subject to adjustments upon customary terms and 385,000 Series 1 Options, tradable on the Tel Aviv Stock Exchange, to purchase the Company’s ordinary shares at an exercise price per share of NIS 150 (approximately €37.5 based on the Euro/NIS exchange rate at that time) (subject to adjustments upon customary terms). Of the total proceeds of the offering, an amount NIS 8,891 thousand (approximately €2,224 thousand based on the Euro/NIS exchange rate at that time) was recognized in Other long-term liabilities in connection with these options. As of December 31, 2021, the amount of the liability was €1,064 thousand.

On February 23, 2021, the Company issued new Series D Convertible Debentures in a public offering in Israel in the aggregate principal amount of NIS 62,000 thousand (approximately €17,614 thousand based on the Euro/NIS exchange rate as of December 31, 2021) (see Note 12B). Of the total proceeds of the offering, an amount NIS 7,504 thousand (approximately €1,890 thousand based on the Euro/NIS exchange rate at that time) was recognized in Other long-term liabilities in connection with the convertible component. As of December 31, 2021, the amount of the liability was €1,132 thousand.

During 2020 and 2021 several of the Company board members and employees exercised options to purchase 8,000 and 18,451 ordinary shares, respectively.

B.	Rights attached to shares:

1.	Voting rights at the general meeting, right to dividend and rights upon liquidation of the Company.

2.
Commencing August 22, 2011, the Company’s ordinary shares have been listed on the NYSE American (formerly the NYSE MKT and the NYSE Amex). On October 27, 2013, the Company's ordinary shares were also listed for trading on the Tel Aviv Stock Exchange in Israel.

C.	Translation reserve from foreign operation

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

D.	Capital management in the Company

The Company's capital management objectives are:

1.	To preserve the Company's ability to ensure business continuity thereby creating a return for the shareholders, investors and other interested parties.

2.	To ensure adequate return for the shareholders by making reasonable investment decisions based on the level of internal rate of return that is in line with the Company's business activity.

3.	To maintain healthy capital ratios in order to support business activity and maximize shareholders value.